Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

12. Fair Value Measurements

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2021 and 2020. The carrying amount of accounts payable approximated fair value as they are short term in nature. The fair value of warrants issued for settlement and services are estimated based on the Black-Scholes model during the years ended December 31, 2021 and 2020. The carrying value of notes payable approximated the estimated fair values due to their recent issuances.

Fair Value on a Recurring Basis

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The estimated fair value of the warrant liabilities and Earnout Cash contingent consideration represent Level 3 measurements. The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

		December 31,
Description	Level	2021	2020
Liabilities:
Warrant liabilities (Note 10)	3	$292	$—
Earnout Cash liability (Note 4)	3	$4,582	$—

Warrant liabilities

The Company utilizes a Black-Scholes model approach to value the Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The significant unobservable inputs used in the Black-Scholes model to measure the warrant liability that are categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021	At Effective Time
Stock price on valuation date	$4.78	$11.62
Exercise price per share	$11.50	$11.50
Expected life	4.40	4.9
Volatility	82.8%	35.7%
Risk-free rate	1.17%	0.85%
Dividend yield	—%	—%
Fair value of warrants	$2.14	$3.78

A reconciliation of warrant liabilities is included below (in thousands):

December 31, 2021
Balance as of December 31, 2020	$—
Additions pursuant to Merger	1,984
Gain upon re-measurement	(1,692)
Balance as of December 31, 2021	$292

Earnout Cash liability

The fair value of the Earnout Cash liability has been estimated using probability-weighted discounted cash flow models (DCFs) with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in ASC

820. The most significant inputs include whether (a) if the Company files an NDA, that the FDA approves the Company’s NDA for ZYESAMI and/or NRX-101, (b) if such approval is granted, whether such approval will be received on or before December 31, 2022, and (c) if such approval is granted, whether ZYESAMI and/or NRX-101 will be listed in the FDA’s Orange Book on or before December 31, 2022. The DCFs incorporate Level 3 inputs including estimated discount rates that we believe market participants would consider relevant in pricing and the projected timing and amount of cash flows, which are estimated and developed, considering the uncertainties associated with the obligations.

A reconciliation of the Earnout Cash liability is included below (in thousands):

December 31, 2021
Balance as of December 31, 2020	$—
Additions pursuant to Merger	25,520
Gain upon re-measurement	(20,938)
Balance as of December 31, 2021	$4,582

Fair Value on a Non-Recurring Basis

The fair value of the contingent Earnout Shares has been estimated using the trading price of our Common Stock at the Effective Time ($24.25), discounted based on the probability of the Earnout Shares Milestone being met as determined at the Effective Time, and thus represents a Level 2 fair value measurement as defined in ASC 820. The contingent Earnout Shares, if achieved, would be issued to legacy NeuroRx shareholders. The Earnout Shares are a fixed number of shares to be issued to such shareholders on a pro rata basis. The fair value of the contingent Earnout Shares were recognized as a deemed dividend. Upon closing of the Merger, the estimated fair value of the contingent Earnout Shares was $253.1 million with such amount recognized as a deemed dividend. As the Company is in an accumulated deficit position as of the measurement date, the resulting deemed dividend is recorded as a reduction of additional paid-in capital with a corresponding offset recorded to additional paid-in capital (i.e., net impact to additional paid-in capital of $0).